RECOVERABLE TAXES (Details Narrative) - BRL (R$) R$ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Recognized operational revenue	R$ 220
Current asset		R$ 13,465	R$ 12,949
Non current asset		40,206	39,097
PIS/PasepTaxes and Cofins [member]
IfrsStatementLineItems [Line Items]
Current asset		1,012
Non current asset		1,234
Tax payables		R$ 1,453	R$ 1,786